Regulatory Capital Financial Instruments (Details) - Schedule of Maturities of Subordinated Bond - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current portion
Non-current portion subtotal	$ 86	$ 74
Current portion
Amounts due to credit card operators	171,529	186,237
Acceptance of letters of credit		110
Other long-term financial obligations, short-term portion	124,566	106,409
Current portion subtotal	296,095	292,756
Total other financial liabilities	296,273	292,995
Total subordinated bonds	1,813,939	1,733,869
Due after 1 year but within 2 years [Member]
Non-current portion
Non-current portion subtotal	78	68
Current portion
Total subordinated bonds
Due after 3 year but within 4 years [Member]
Non-current portion
Non-current portion subtotal	14	84
Current portion
Total subordinated bonds		175,800
Due after 4 year but within 5 years [Member]
Non-current portion
Non-current portion subtotal		13
Current portion
Total subordinated bonds	110,296
Due after 5 years [Member]
Non-current portion
Non-current portion subtotal
Current portion
Total subordinated bonds	1,514,774	1,558,069
Non-current portion [Member]
Non-current portion
Non-current portion subtotal	178	239
Due within 1 year [Member]
Current portion
Total subordinated bonds
Due after 2 year but within 3 years [Member]
Current portion
Total subordinated bonds	$ 188,869